COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Fee And Commission Income Expense Explanatory [Abstract]
Disclosure of detailed information of commissions and fees income [Text Block]
This item consists of the following:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Maintenance of accounts, transfers and credit and debit card services	1,251,935	1,146,082	1,128,067
Funds management	505,215	467,558	476,277
Contingent loans and foreign trade fees	279,211	260,704	214,501
Collection services	235,369	331,885	344,375
Commissions for banking services	290,855	202,863	215,478
Brokerage, securities and custody services	142,288	166,581	70,437
Others	206,535	195,888	195,056
Total	2,911,408	2,771,561	2,644,191